INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2019	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) — 83.6%
AEROSPACE — 3.5%
	Transdigm Inc., Term Loan E, 1st Lien,
2,583,229	VAR LIBOR USD 3 Month+2.500%, 05/30/25	2,576,332
	Transdigm Inc., Term Loan F, 1st Lien,
4,356,389	VAR LIBOR USD 3 Month+2.500%, 06/09/23	4,351,532
	Transdigm Inc., Term Loan G, 1st Lien,
2,212,376	VAR LIBOR USD 3 Month+2.500%, 08/22/24	2,205,850

		9,133,714

AUTOMOTIVE — 0.7%
	Gates Global LLC, Term Loan B, 1st Lien,
1,982,291	VAR LIBOR USD 3 Month+2.750%, 04/01/24 (b)	1,955,491

BUILDING MATERIALS — 2.5%
	American Builders & Contractors Supply Co., Inc., Term Loan B2, 1st Lien,
2,145,692	VAR LIBOR USD 3 Month+2.000%, 10/31/23	2,147,698
	Forterra Finance, LLC, Replacement Term Loan, 1st Lien,
1,500,000	VAR LIBOR USD 1 Month+3.000%, 10/25/23	1,423,125
	Quikrete Holdings Inc., Term Loan B, 1st Lien,
2,911,587	VAR LIBOR USD 3 Month+2.750%, 11/15/23	2,904,672

		6,475,495

CHEMICALS — 4.6%
	Berlin Packaging LLC, Term Loan B, 1st Lien,
991,212	VAR LIBOR USD 3 Month+3.000%, 11/07/25	975,541
	Berry Global Inc., Term Loan Q, 1st Lien,
1,824,403	VAR LIBOR USD 3 Month+2.000%, 10/01/22	1,835,186
	H.B. Fuller Company, Term Loan B, 1st Lien,
2,561,865	VAR LIBOR USD 3 Month+2.000%, 10/20/24	2,555,025

Principal Amount ($)		Value ($)
US Senior Loans (continued)
CHEMICALS (continued)
	Ineos US Finance LLC, Cov-Lite, Term Loan B, 1st Lien,
1,994,924	VAR LIBOR USD 1 Month+2.000%, 04/01/24	1,974,616
	Messer Industries GmbH, Initial Term B-1 Loan, 1st Lien,
2,493,734	VAR LIBOR USD 3 Month+2.500%, 03/01/26	2,492,188
	Tronox Finance LLC, Term Loan B, 1st Lien,
2,281,739	VAR LIBOR USD 3 Month+3.000%, 09/23/24	2,283,986

		12,116,542

COMPUTERS & ELECTRONICS — 6.0%
	Boxer Parent Company Inc., Term Loan, 1st Lien,
3,467,525	VAR LIBOR USD 3 Month+4.250%, 10/02/25	3,342,989
	GTT Communications Inc., Term Loan, 1st Lien,
1,959,476	VAR LIBOR USD 3 Month+2.750%, 05/31/25	1,585,637
	McAfee, LLC, Term B USD Loan,
3,241,814	VAR LIBOR USD 3 Month+3.750%, 09/30/24	3,253,047
	Micro Holdings (Internet Brands), Term Loan (2017),
2,934,899	VAR LIBOR USD 3 Month+3.750%, 09/13/24	2,920,459
	SS&C Technologies Holdings Inc., Term Loan B, 1st Lien,
2,031,441	VAR LIBOR USD 3 Month+2.250%, 04/16/25 (b)	2,042,126
	SS&C Technologies Holdings Inc., Term Loan B3, 1st Lien,
2,479,626	VAR LIBOR USD 3 Month+2.250%, 04/16/25	2,491,032

		15,635,290

ENERGY — 0.6%
	McDermott International Inc., Term Loan, 1st Lien,
2,537,247	VAR LIBOR USD 3 Month+5.000%, 05/12/25	1,614,958

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2019	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)
FOOD & BEVERAGE — 1.9%
	Albertson’s LLC, 2019 Term B-8 Loan, 1st Lien,
149,221	VAR LIBOR USD 3 Month+2.750%, 08/17/26	150,327
	Albertson’s LLC, 2019-1 Term B-7 Loan, 1st Lien,
188,442	VAR LIBOR USD 3 Month+2.750%, 11/17/25	189,810
	JBS USA Lux S.A. (fka JBS USA, LLC), New Term Loan, 1st Lien,
2,244,361	VAR LIBOR USD 3 Month+2.500%, 05/01/26 (b)	2,257,457
	US Foods Inc., Term Loan B, 1st Lien,
2,477,581	VAR LIBOR USD 3 Month+2.000%, 06/27/23	2,489,709

		5,087,303

GAMING/LEISURE — 11.9%
	Boyd Gaming Corp, Term Loan B, 1st Lien,
1,366,392	VAR LIBOR USD 3 Month+2.250%, 09/15/23	1,372,370
	CityCenter Holdings LLC, Term Loan B, 1st Lien,
2,231,609	VAR LIBOR USD 3 Month+2.250%, 04/18/24	2,239,453
	Crown Finance US Inc., Term Loan, 1st Lien,
3,369,271	VAR LIBOR USD 3 Month+2.250%, 02/28/25	3,351,177
	Four Seasons Holdings Inc., Term Loan 2013, 1st Lien,
997,436	VAR LIBOR USD 3 Month+2.000%, 11/30/23	1,003,256
	Golden Nugget Inc., Term Loan B, 1st Lien,
2,581,464	VAR LIBOR USD 3 Month+2.750%, 10/04/23 (b)	2,582,272
	IRB Holding Corp., Term B Loan, 1st Lien,
3,234,216	VAR LIBOR USD 3 Month+3.250%, 02/05/25	3,224,335
	MGM Growth Properties Operating Partnership LP, Term Loan B, 1st Lien,
2,130,349	VAR LIBOR USD 3 Month+2.000%, 04/25/23	2,138,188

Principal Amount ($)		Value ($)
US Senior Loans (continued)
GAMING/LEISURE (continued)
	PCI Gaming Authority, Term B Facility Loan, 1st Lien,
1,995,000	VAR LIBOR USD 3 Month+3.000%, 05/29/26	2,009,803
	Sabre GLBL Inc., Term Loan B, 1st Lien,
1,981,705	VAR LIBOR USD 3 Month+2.000%, 02/22/24	1,992,287
	Scientific Games International Inc., Term Loan B, 1st Lien,
4,857,457	VAR LIBOR USD 3 Month+2.750%, 08/14/24	4,823,480
	Stars Group Holdings B.V., USD Term Loan, 1st Lien,
217,632	VAR LIBOR USD 3 Month+3.500%, 07/10/25	218,867
	Station Casinos LLC, Term Facility Loan B, 1st Lien,
894,423	VAR LIBOR USD 1 Month+2.500%, 06/08/23 (b)	899,240
	Station Casinos LLC, Term Loan B Facility, 1st Lien,
1,244,813	VAR LIBOR USD 3 Month+2.500%, 06/08/23	1,251,517
	VICI Properties 1 LLC, Term Loan B, 1st Lien,
2,500,000	VAR LIBOR USD 3 Month+2.000%, 12/20/24	2,509,637
	WMG Acquisition Corp., Term Loan F, 1st Lien,
1,500,000	VAR LIBOR USD 3 Month+2.130%, 11/01/23	1,503,375

		31,119,257

HEALTHCARE — 4.0%
	Envision Healthcare Corp., Term Loan, 1st Lien,
6,199,647	VAR LIBOR USD 3 Month+3.750%, 10/10/25	5,077,883
	Grifols Worldwide Operations Limited, Term Loan B, 1st Lien,
3,594,555	VAR LIBOR USD 3 Month+2.250%, 01/31/25	3,617,201

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2019	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)
HEALTHCARE (continued)
	Life Time Fitness, Inc., 2017 Refinancing Term Loan, 1st Lien,
1,745,547	VAR LIBOR USD 3 Month+2.750%, 06/10/22	1,748,226

		10,443,310

INFORMATION TECHNOLOGY — 2.9%
	Cengage Learning Inc., 2016 Refinancing Term Loan, 1st Lien,
1,994,845	VAR LIBOR USD 1 Month+4.250%, 06/07/23	1,894,555
	Kronos Incorporated, Incremental Term Loan, 1st Lien,
2,500,000	VAR LIBOR USD 3 Month+3.000%, 11/01/23	2,507,387
	ON Semiconductor Corp., 2019 New Replacement Term B-4 Loan, 1st Lien,
1,250,000	VAR LIBOR USD 3 Month+2.000%, 09/16/26	1,257,037
	Vertafore Inc., Term Loan B, 1st Lien,
1,983,756	VAR LIBOR USD 3 Month+3.250%, 07/02/25	1,931,693

		7,590,672

INSURANCE — 8.8%
	Alliant Holdings Intermediate LLC, Term Loan B, 1st Lien,
2,422,672	VAR LIBOR USD 3 Month+3.000%, 05/09/25	2,386,344
	Asurion, LLC, New B-7 Term Loan, 1st Lien,
2,743,056	VAR LIBOR USD 3 Month+3.000%, 11/03/24	2,755,824
	Asurion, LLC, Term Loan B4, 1st Lien,
2,457,889	VAR LIBOR USD 3 Month+3.000%, 08/04/22	2,470,179
	Asurion, LLC, Term Loan B6, 1st Lien,
3,979,783	VAR LIBOR USD 3 Month+3.000%, 11/03/23	3,999,682
	Hub International Ltd., Term Loan B, 1st Lien,
3,653,020	VAR LIBOR USD 3 Month+3.000%, 04/25/25	3,616,691
	MPH Acquisition Holdings LLC, Term Loan, 1st Lien,
3,171,946	VAR LIBOR USD 3 Month+2.750%, 06/07/23	3,030,524

Principal Amount ($)		Value ($)
US Senior Loans (continued)
INSURANCE (continued)
	NFP Corp., Term B Loan, 1st Lien,
1,994,872	VAR LIBOR USD 3 Month+3.000%, 01/08/24	1,963,083
	Sedgwick Claims Management Services Inc. (Lightning Cayman Merger Sub, Ltd.), Initial Term Loan, 1st Lien,
2,743,090	VAR LIBOR USD 3 Month+3.250%, 12/31/25	2,701,725

		22,924,052

MACHINERY — 0.4%
	Rexnord LLC, Term Loan, 1st Lien,
1,000,000	VAR LIBOR USD 3 Month+2.000%, 08/21/24	1,006,760

MEDIA/TELECOMMUNICATIONS — 16.1%
	Charter Communications Operating LLC, Term Loan B, 1st Lien,
5,193,312	VAR LIBOR USD 3 Month+2.000%, 04/30/25	5,230,652
	Cogeco Communications (USA) II L.P., Term Loan, 1st Lien,
2,000,000	VAR LIBOR USD 1 Month+2.380%, 01/03/25	2,003,750
	Coral-US Co-Borrower LLC, Term Loan B4, 1st Lien,
2,311,333	VAR LIBOR USD 3 Month+3.250%, 01/30/26	2,323,687
	Frontier Communications, Term B-1 Loan, 1st Lien,
1,745,536	VAR LIBOR USD 3 Month+3.750%, 06/15/24	1,744,916
	iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), Initial Term Loan, 1st Lien,
3,350,906	VAR LIBOR USD 3 Month+4.000%, 05/01/26	3,376,608
	Intelsat Jackson Holdings S.A., Term Loan B3, 1st Lien,
2,400,000	VAR LIBOR USD 3 Month+3.750%, 11/27/23	2,410,128
	Level 3 Financing Inc., Term Loan B, 1st Lien,
5,000,000	VAR LIBOR USD 3 Month+2.250%, 02/22/24	5,015,625

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2019	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)
MEDIA/TELECOMMUNICATIONS (continued)
	Mission Broadcasting Inc., Term B-3 Loan, 1st Lien,
248,546	VAR LIBOR USD 3 Month+2.250%, 01/17/24	249,167
	Nexstar Broadcasting Inc., Term B-3 Loan, 1st Lien,
1,250,826	VAR LIBOR USD 3 Month+2.250%, 01/17/24	1,253,954
	Radiate Holdco LLC, Term Loan, 1st Lien,
3,204,113	VAR LIBOR USD 3 Month+3.000%, 02/01/24	3,196,647
	SBA Senior Finance II LLC, Term Loan, 1st Lien,
2,878,159	VAR LIBOR USD 3 Month+2.000%, 04/11/25 (b)	2,883,426
	Univision Communications Inc., Term Loan C, 1st Lien,
5,237,339	VAR LIBOR USD 3 Month+2.750%, 03/15/24	5,101,771
	Virgin Media Bristol LLC, Term Loan K, 1st Lien,
4,150,000	VAR LIBOR USD 3 Month+2.500%, 01/15/26	4,157,574
	Ziggo Secured Finance Partnership, Term Loan E, 1st Lien,
3,150,000	VAR LIBOR USD 3 Month+2.500%, 04/15/25	3,147,464

		42,095,369

METALS & MINING — 0.8%
	BWay Holding Company, Term Loan, 1st Lien,
2,192,998	VAR LIBOR USD 3 Month+3.250%, 04/03/24	2,150,662

		2,150,662

PRINTING & PUBLISHING — 2.1%
	Refinitiv US Holdings Inc., Term Loan B, 1st Lien,
5,453,653	VAR LIBOR USD 3 Month+3.750%, 10/01/25	5,488,884

REAL ESTATE — 1.7%
	Brookfield Property Inc., Initial Term Loan B,
2,229,966	VAR LIBOR USD 3 Month+2.500%, 08/27/25	2,203,139

Principal Amount ($)		Value ($)
US Senior Loans (continued)
REAL ESTATE (continued)
	Uniti Group Inc., Shortfall Term Loan, 1st Lien,
2,387,469	VAR LIBOR USD 3 Month+5.000%, 10/24/22	2,333,381

		4,536,520

RETAIL — 5.6%
	Academy Ltd., Term Loan, 1st Lien,
27,007	VAR LIBOR USD 1 Month+4.000%, 07/01/22	19,001
	Bass Pro Group, Term Loan B,
5,025,125	VAR LIBOR USD 3 Month+5.000%, 09/25/24	4,849,246
	Belk Inc., Closing Date, Term Loan, 1st Lien,
1,132,189	VAR LIBOR USD 3 Month+4.750%, 12/12/22	832,787
	BJ’s Wholesale Club Inc., Term Loan B, 1st Lien,
2,230,589	VAR LIBOR USD 3 Month+2.750%, 01/27/24	2,240,348
	J. Crew Group Inc., Term Loan, 1st Lien,
1,447,764	VAR LIBOR USD 1 Month+3.220%, 03/05/21	1,268,807
	Petco Animal Supplies Inc., Term Loan, 1st Lien,
2,844,140	VAR LIBOR USD 3 Month+3.250%, 01/26/23 (b)	2,166,623
	PetSmart Inc., Term Loan B2, 1st Lien,
3,370,669	VAR LIBOR USD 3 Month+4.000%, 03/11/22	3,294,660

		14,671,472

SECURITIES & TRUSTS — 0.8%
	Titan Acquisition Ltd., Term Loan, 1st Lien,
2,244,304	VAR LIBOR USD 1 Month+3.000%, 03/28/25	2,160,401

SERVICE — 5.1%
	Acosta Inc., Term Loan B1, 1st Lien,
2,326,592	VAR LIBOR USD 3 Month+3.250%, 09/26/21	729,968

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2019	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)
SERVICE (continued)
	AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien,
2,250,000	VAR LIBOR USD 3 Month+3.000%, 04/22/26	2,261,554
	Change Healthcare Holdings Inc., Closing Date Term Loan, 1st Lien,
1,966,866	VAR LIBOR USD 3 Month+2.750%, 03/01/24	1,960,356
2,978,958	VAR LIBOR USD 1 Month+2.750%, 03/01/24	2,969,098
	Nielsen Finance LLC, Cov-Lite, Term Loan B4, 1st Lien,
2,592,985	VAR LIBOR USD 3 Month+2.000%, 10/04/23	2,594,605
	Red Ventures LLC (New Imagitas, Inc.), Term B-1 Loan,
2,792,947	VAR LIBOR USD 3 Month+3.000%, 11/08/24	2,807,498

		13,323,079

TECHNOLOGY — 1.0%
	SolarWinds Holdings Inc., 2018 Refinancing Term Loan,
2,488,604	VAR LIBOR USD 3 Month+2.750%, 02/05/24	2,494,440

UTILITIES — 2.6%
	Calpine Corp., Term Loan, 1st Lien,
1,842,534	VAR LIBOR USD 3 Month+2.500%, 01/15/24	1,849,618
	Texas Competitive Electric Holdings Company LLC, Escrow Loan (Extending),
26,000,000	VAR LIBOR USD 3 Month+2.500%, (c)(d)	14,300
	Vistra Operations Company LLC, 2018 Incremental Term Loan,
2,327,467	VAR LIBOR USD 3 Month+2.000%, 12/31/25	2,337,010

Principal Amount ($)		Value ($)
US Senior Loans (continued)
UTILITIES (continued)
	Vistra Operations Company LLC, Term Loan, 1st Lien,
2,500,000	VAR LIBOR USD 3 Month+2.000%, 08/04/23	2,510,937

		6,711,865

	Total US Senior Loans (Cost $221,479,858)	218,735,536

Foreign Domiciled Senior Loans (a) — 6.6%
AUSTRALIA — 0.9%
USD
	Aristocrat Leisure, Term Loan B3, 1st Lien,
2,233,327	VAR LIBOR USD 3 Month+1.750%, 10/19/24	2,243,354

CANADA — 2.4%
USD
	Bausch Health Companies Inc., Term Loan B, 1st Lien,
5,285,639	VAR LIBOR USD 3 Month+3.000%, 06/02/25	5,313,177
	Bausch Health Companies Inc., Term Loan, 1st Lien,
1,089,846	VAR LIBOR USD 3 Month+2.750%, 11/27/25	1,093,322

		6,406,499

LUXEMBOURG — 0.6%
USD
	SS&C Technologies Holdings Europe S.A.R.L., Term Loan B4, 1st Lien,
1,633,993	VAR LIBOR USD 3 Month+2.250%, 04/16/25	1,641,509

NETHERLANDS — 1.3%
USD
	Stars Group Holdings B.V., Term Loan, 1st Lien,
3,480,408	VAR LIBOR USD 3 Month+3.500%, 07/10/25(b)	3,500,159

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2019	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
Foreign Domiciled Senior Loans (continued)
UNITED KINGDOM — 1.4%
USD
	Misys Ltd., Term Loan B, 1st Lien,
3,646,386	VAR LIBOR USD 3 Month+3.500%, 06/13/24	3,555,409

	Total Foreign Domiciled Senior Loans (Cost $17,251,219)	17,346,930

Corporate Obligations — 2.4%
COMMUNICATION SERVICES — 0.0%
	iHeartCommunications, Inc
559	8.375%, 05/01/27	607
	iHeartCommunications, Inc
308	6.375%, 05/01/26	334

		941

CONSUMER DISCRETIONARY — 0.8%
	PetSmart, Inc
2,000,000	5.875%, 06/01/25(e)	2,005,000

HEALTH CARE — 1.6%
	RegionalCare Hospital Partners Holdings, Inc
4,000,000	8.250%, 05/01/23(e)	4,257,500

	Total Corporate Obligations (Cost $6,222,576)	6,263,441

Number of Rights
Rights — 0.1%
UNITED STATES — 0.1%
431,587	Texas Competitive Electric Holdings Company LLC *(c)(d)	371,165

	Total Rights (Cost $1,161,723)	371,165

Number of Warrants
Warrant — 0.1%
UNITED STATES — 0.1%
10,709	iHeart Communications *(d)	156,287

	Total Warrants (Cost $200,420)	156,287

Shares		Value ($)
Common Stock — 0.0%
UNITED STATES — 0.0%
Communication Services — 0.0%
128	Clear Channel Outdoor Holdings, Inc, Cl A *	322

	Total Common Stock (Cost $594)	322

Cash Equivalent (f) — 25.9%
67,664,056	Dreyfus Treasury & Agency Cash Management, Institutional Class, 1.800%	67,664,056

	Total Cash Equivalents (Cost $67,664,056)	67,664,056

Total Investments — 118.7% (Cost $313,980,446)		310,537,737

Other Assets & Liabilities, Net — (18.7)%		(48,965,857)

Net Assets — 100.0%		261,571,880

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2019	Highland/iBoxx Senior Loan ETF

(a)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland/iBoxx Senior Loan ETF (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise denoted as a fixed rate loan, all senior loans carry a variable interest rate.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. As of September 30, 2019, the LIBOR USD 1 Week, LIBOR USD 1 Month and LIBOR USD 3 Month rates were 1.191%, 2.016% and 2.085%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy and the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	Represents value held in escrow pending future events. No interest is being accrued.
(d)	No expiration date.
(e)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At September 30, 2019, these securities amounted to $6,262,500 or 2.4% of net assets.

(f)	The rate shown is the 7-day effective yield as of September 30, 2019.
*	Non-income producing security.

Cl — Class

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

USD — United States Dollar

VAR — Variable Rate

Foreign Domiciled Senior Loans Industry Concentration Table: (% of Net Assets)
Healthcare	2.4%
Gaming/Leisure	2.2%
Computers & Electronics	2.0%

6.6%

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2019	Highland/iBoxx Senior Loan ETF

Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is currently comprised of five funds, each of which is non-diversified. The financial statements herein are those of the Highland/iBoxx Senior Loan ETF (the “Fund”). The Fund is a non-diversified exchange-traded fund (“ETF”). The financial statements of the remaining funds of the Trust are presented separately.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange, National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) or other nationally recognized exchange use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Fund’s Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined to have the capability to provide appropriate pricing services and have been approved by the Board.

Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact on the Fund.

The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of the end of the reporting period because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2019	Highland/iBoxx Senior Loan ETF

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of September 30, 2019, the Fund’s investments consisted of senior loans, common stock, and a cash equivalent. The fair value of the Fund’s loans is generally based on quotes received from brokers or independent pricing services. Loans with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded)

As of September 30, 2019	Highland/iBoxx Senior Loan ETF

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value of the security at the end of the period. A summary of the levels of inputs used to value the Fund’s assets as of September 30, 2019 is as follows:

	Total Market Value at 09/30/19	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland/iBoxx Senior Loan ETF
Assets
US Senior Loans*	$218,735,536	$—	$218,735,536	$—
Foreign Domiciled Senior Loans*	17,346,930	—	17,346,930	—
Corporate Obligations*	6,263,441	—	6,263,441	—
Rights*	371,165	—	371,165	—
Warrant*	156,287	156,287	—	—
Common Stock*	322	322	—	—
Cash Equivalent*	67,664,056	67,664,056	—	—

Total	$310,537,737	$67,820,665	$242,717,072	$—

*	Please refer to the Investment Portfolio for industry/country breakout.

For the period ended September 30, 2019, there were no transfers within the Fund between Level 1, Level 2 or Level 3. At September 30, 2019, and during the period then ended, there were no Level 3 investments.

The Fund uses end of period market value in the determination of the amount associated with any transfers between levels.

For more information with regard to significant accounting policies, see the most recent annual or semi-annual report filed with the U.S. Securities and Exchange Commission.

HFI-QH-001-1300